Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of accumulated other comprehensive loss
Presented in the table below are the changes in accumulated other comprehensive income (loss) by component, net of tax, for the three months ended June 30, 2026 and 2025, respectively:

	Defined Benefit Pension Plans			Gain (Loss) on Cash Flow Hedges	Gain (Loss) on Fixed-Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Balance as of March 31, 2026	$(95)	$1	$75	$28	$(1)	$8
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	(1)	1	—

Net other comprehensive (loss) income	—	—	—	(1)	1	—

Balance as of June 30, 2026	$(95)	$1	$75	$27	$—	$8

Balance as of March 31, 2025	$(95)	$1	$74	$22	$—	$2
Other comprehensive income (loss) before reclassifications	—	—	—	3	(1)	2
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	—	1

Net other comprehensive income (loss)	—	—	1	3	(1)	3

Balance as of June 30, 2025	$(95)	$1	$75	$25	$(1)	$5

Presented in the table below are the changes in accumulated other comprehensive income (loss) by component, net of tax, for the six months ended June 30, 2026 and 2025, respectively:

	Defined Benefit Pension Plans			Gain (Loss) on Cash Flow Hedges	Gain (Loss) on Fixed-Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Balance as of December 31, 2025	$(95)	$1	$75	$26	$(1)	$6
Other comprehensive income before reclassifications	—	—	—	2	—	2
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	(1)	1	—

Net other comprehensive income	—	—	—	1	1	2
Balance as of June 30, 2026	$(95)	$1	$75	$27	$—	$8

Balance as of December 31, 2024	$(95)	$1	$74	$30	$2	$12
Other comprehensive (loss) income before reclassifications	—	—	—	(5)	1	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	(4)	(3)

Net other comprehensive income (loss)	—	—	1	(5)	(3)	(7)

Balance as of June 30, 2025	$(95)	$1	$75	$25	$(1)	$5